Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
NOTE 9 — LEASES
We lease property and equipment under finance and operating leases. For leases with terms greater than 12 months, we record the related assets and obligations at the present value of lease payments over the term. Many of our leases include rental escalation clauses and renewal options that are factored into our determination of lease payments, when appropriate. We do not separate lease and nonlease components of contracts. Generally, we use our estimated incremental borrowing rate to discount the lease payments, as most of our leases do not provide a readily determinable implicit interest rate.
The following table presents our lease-related assets and liabilities at December 31, 2022 and 2021 (dollars in millions):

	Balance Sheet Classification	2022	2021
Assets:
Operating leases	Right-of-use operating lease assets	$2,065	$2,113
Finance leases	Property and equipment	587	637

Total lease assets		$2,652	$2,750

Liabilities:
Current:
Operating leases	Other accrued expenses	$364	$392
Finance leases	Long-term debt due within one year	131	143
Noncurrent:
Operating leases	Right-of-use operating lease obligations	1,752	1,755
Finance leases	Long-term debt	579	577

Total lease liabilities		$2,826	$2,867

Weighted-average remaining term:
Operating leases		10.1 years	10.2 years
Finance leases		9.5 years	10.4 years
Weighted-average discount rate:
Operating leases		4.4%	4.4%
Finance leases		4.5%	4.4%
The following table presents certain information related to expenses for finance and operating leases for the years ended December 31, 2022, 2021 and 2020 (dollars in millions):

	2022	2021	2020
Finance lease expense:
Depreciation and amortization	$163	$135	$106
Interest	29	29	31
Operating leases(1)	484	478	447
Short-term lease expense(1)	329	354	322
Variable lease expense(1)	163	157	154

	$1,168	$1,153	$1,060

(1)	Expenses are included in “other operating expenses” in our consolidated income statements.
The following table presents supplemental cash flow information for the years ended December 31, 2022, 2021 and 2020 (dollars in millions):

	2022	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$473	$474	$445
Operating cash flows for finance leases	29	29	31
Financing cash flows for finance leases	124	123	86

Maturities of Lease Liabilities
The following table reconciles the undiscounted minimum lease payment amounts to the operating and finance lease liabilities recorded on the balance sheet at December 31, 2022 and 2021 (dollars in millions):

	2022		2021
	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Year 1	$436	$156	$438	$165
Year 2	380	164	378	126
Year 3	320	125	320	132
Year 4	269	89	267	98
Year 5	222	39	219	70
Thereafter	1,122	359	1,148	350

Total minimum lease payments	2,749	932	2,770	941
Less: amount of lease payments representing interest	(633)	(222)	(623)	(221)

Present value of future minimum lease payments	2,116	710	2,147	720
Less: current lease obligations	(364)	(131)	(392)	(143)

Long-term lease obligations	$1,752	$579	$1,755	$577